OTHER NONCURRENT LIABILITIES (Details) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER NONCURRENT LIABILITIES
Pension liabilities		$ 266	$ 233
Employee benefit accrual		5	5
Asset retirement obligations		26	26
Other postretirement benefits		3	5
Environmental reserves		12	11
Long-term portion of restructuring reserve	$ 4	7	7
Other		5	7
Total	$ 328	$ 324	$ 294